DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	FORMULA SYSTEMS (1985) LTD
Entity Central Index Key	0001045986
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	forty
Entity Common Stock, Shares Outstanding	13,596,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes